To the Stockholders

Your third-quarter Stockholder report for Seligman Select Municipal Fund, Inc. follows this letter. The report contains the Fund’s investment results and portfolio of investments. For the three months ended September 30, 2005, Seligman Select Municipal Fund posted a total return of 1.80% based on market price and -0.57% based on net asset value.

On November 17, 2005, the Fund’s Board of Directors approved a change in the monthly dividend payment on the Fund’s Common Stock, effective December 2005. The new dividend for the Fund will be $0.045 per share, which represents a 5.3% decrease in the amount of the monthly dividend previously paid to stockholders. This change is required due to the continued narrowing of the spread between the Fund’s net earnings on its investment portfolio and the dividend rates paid on its Preferred Stock. The Fund’s annual distribution rate, based on the new monthly dividend and market price on September 30, 2005, was 5.20%. This is equivalent to a taxable yield of 7.77%, based on the maximum federal income tax rate of 35% and the Fund’s current estimate of the percentage of the dividend that may be taxable. During the third quarter, Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 2.40% to 2.85%.

Thank you for your continued support of Seligman Select Municipal Fund. We look forward to serving your investment needs for many years to come.

William C. Morris
Chairman

Brian T. Zino
President

November 18, 2005

Manager	Stockholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	(800) 874-1092 Stockholder Services
100 Park Avenue	100 Park Avenue	(212) 682-7600 Outside the United States
New York, NY 10017	New York, NY 10017	(800) 622-4597 24-Hour Automated Telephone Access Service

General Counsel
Sullivan & Cromwell LLP

Performance Overview and Portfolio Summary

This section of the report is intended to help you understand the performance of Seligman Select Municipal Fund Common Stock and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end.

Returns reflect changes in the market price or net asset value, as applicable, and assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that investors may pay on distributions or the sale of shares.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Results for Common Stock

Total Returns
For Periods Ended September 30, 2005

			Average Annual
	Three Months*	Nine Months*	One Year	Five Years	Ten Years
Market Price	1.80%	4.90%	2.58%	7.28%	5.54%
Net Asset Value	(0.57)	3.00	4.18	7.37	6.46
Lehman Municipal Bond Index**	(0.13)	2.80	4.05	6.34	6.07

			Dividend and Capital Gains per Share and Yield Information
Price Per Share			For the Nine Months Ended September 30, 2005
	Market Price	Net Asset Value	Dividends Paid†	Unrealized Gain††	SEC 30-Day Yieldø
September 30, 2005	$10.38	$11.62	$0.4675	$0.704	3.18%
June 30, 2005	10.33	11.84
March 31, 2005	10.17	11.61
December 31, 2004	10.35	11.80

Holdings by Market Sector#		Holdings by Credit Quality[2]
Revenue Bonds	78%	AAA	85%
General Obligation Bonds ##	22	AA	5
		A	8
		BBB	2
Weighted Average Maturityøø	19.7 years

_________________
See footnotes on page 3.

Performance Overview and Portfolio Summary

____________
[1]
The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

[2]
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P") were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Prerefunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change and are based on current market values of long-term holdings at September 30, 2005.

*	Returns for periods of less than one year are not annualized.
**
The Lehman Municipal Bond Index is an unmanaged list of long-term, fixed rate, investment grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees, or sales charges and is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

†
Preferred Stockholders were paid dividends at annual rates ranging from 1.75% to 3.05%. Earnings on the Fund’s assets in excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders. As of September 30, 2005, the Fund estimates that 2.9% of the monthly distributions paid to Common Shareholders in 2005 will be in excess of its net investment income (i.e., a return of capital), but under applicable federal law, will be taxable as ordinary income.

††
Represents the per share amount of unrealized appreciation of portfolio securities as of September 30, 2005. Information does not reflect effect of capital loss carryforwards that are available to offset future net realized capital gains.

Ø	Current yield, representing the annualized yield for the 30-day period ended September 30, 2005, has been computed in accordance with SEC regulations and will vary.
ØØ	Excludes variable rate demand notes.
#	Percentages based on current market values of long-term holdings at September 30, 2005.
##	Includes pre-refunded and escrowed-to-maturity securities.

Portfolio of Investments (unaudited)	September 30, 2005

State#	Face Amount	Municipal Bonds	Ratings‡	Value
Alabama — 10.2%	$10,000,000	Jefferson County Sewer Rev. (Capital Improvement Warrants), 5.125% due 2/1/2039Ø	Aaa	$10,686,500
	5,000,000	McIntosh Industrial Development Board Environmental Facilities Rev. (CIBA Specialty Chemicals), 5.375% due 6/1/2028	A3	5,106,050
Alaska — 5.0%	4,145,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2020	Aaa	4,928,654
	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake Hydroelectric Project), 6% due 7/1/2021	Aaa	2,857,235
California — 15.3%	9,130,000	California Pollution Control Financing Authority Sewage and Solid Waste Disposal Facilities Rev (Anheuser-Busch Project), 5.75% due 12/1/2030*	A1	9,435,581
	4,100,000	Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.75% due 1/15/2040	Baa3	4,201,639
	4,000,000	San Diego Public Facilities Financing Authority Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa	4,116,280
	5,700,000	San Diego Public Facilities Financing Authority Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa	5,865,699
Colorado — 3.8%	5,590,000	Regional Transportation District Sales Tax Rev., 5% due 11/1/2024	Aaa	5,871,791
Florida — 5.1%	2,440,000	Orange County School Board (Certificates of Participation), 5% due 8/1/2025	Aaa	2,563,684
	5,000,000	Reedy Creek Improvement District GOs, 5% due 6/1/2025	Aaa	5,282,350
Illinois — 6.6%	7,500,000	Chicago GOs, 5.5% due 1/1/2040	Aaa	8,140,875
	2,000,000	Illinois State Build Illinois Bonds (Sales Tax Rev.), 5% due 6/15/2028	Aaa	2,095,460
Louisiana — 6.1%	5,855,000	Louisiana Public Facilities Authority Hospital Rev. (Southern Baptist Hospitals, Inc. Project), 8% due 5/15/2012†	AAA‡‡	6,764,633
	2,500,000	Shreveport GOs, 5% due 5/1/2018	Aaa	2,656,400
Massachusetts — 12.3%	2,500,000	Commonwealth of Massachusetts GOs, 5% due 3/1/2024	Aaa	2,648,200
	4,000,000	Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), 5.75% due 1/1/2042	Aaa	4,881,120
	1,750,000	Massachusetts Port Authority Rev., 5% due 7/1/2025	Aaa	1,840,930
	6,000,000	Massachusetts State School Building Authority Sales Tax Rev., 5% due 8/15/2023	Aaa	6,364,500
	3,000,000	Massachusetts Water Resources Authority Rev., 5.25% due 8/1/2024	Aaa	3,303,030
Michigan — 4.8%	5,000,000	Detroit Sewage Disposal System Rev., 5% due 7/1/2030	Aaa	5,247,650
	2,000,000	Kalamazoo Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5.5% due 5/15/2028Ø	Aaa	2,135,880

__________
See footnotes on page 6.

Portfolio of Investments (unaudited)	September 30, 2005

State#	Face Amount	Municipal Bonds	Ratings‡	Value
Minnesota — 1.8%	$2,500,000	Minnesota Agricultural and Economic Development Board Rev. (The Evangelical Lutheran Good Samaritan Society Project), 6.625% due 8/1/2025	A3	$ 2,756,050
Missouri — 2.3%	1,550,000	Metropolitan St. Louis Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,636,273
	1,840,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.5% due 3/1/2033*	AAA‡‡	1,874,850
New Jersey — 5.5%	8,000,000	New Jersey Economic Development Authority Water Facilities Rev. (American Water Co., Inc.), 5.375% due 5/l/2032*	Aaa	8,426,080
New York — 13.1%	5,000,000	Metropolitan Transportation Authority (Transportation Rev.), 5% due 11/15/2027.	Aaa	5,293,050
	8,000,000	New York City Municipal Water Finance Authority Water and Sewer System Rev., 5% due 6/15/2027	Aaa	8,453,120
	6,000,000	New York City GOs, 5% due 8/1/2017	Aaa	6,483,660
New York and New Jersey — 4.5%	6,500,000	Port Authority of New York and New Jersey Rev. (JFK International Air Terminal LLC Project), 5.75% due 12/1/2022*	Aaa	6,927,180
Ohio — 2.9%	105,000	Cleveland Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aaa	107,765
	3,890,000	Ohio Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2021	Aaa	4,375,433
Pennsylvania — 2.9%	3,000,000	Delaware County Industrial Development Authority Water Facilities Rev. (Philadelphia Suburban Water), 5.35% due 10/1/2031*	Aaa	3,144,930
	1,250,000	Pennsylvania State University, 5% due 9/1/2024	Aa2	1,325,200
South Carolina — 3.4%	5,000,000	South Carolina State Ports Authority Rev., 5.3% due 7/1/2026*	Aaa	5,222,999
Tennessee — 5.3%	8,000,000	Humphreys County Industrial Development Board Solid Waste Disposal Rev. (E.I. duPont de Nemours & Co. Project), 6.7% due 5/1/2024*	Aa3	8,200,800
Texas — 13.4%	5,000,000	Dallas-Fort Worth International Airports Rev., 5.75% due 11/1/2030*	Aaa	5,346,100
	3,000,000	Houston Airport System Rev., 5.625% due 7/1/2030*	Aaa	3,207,570
	4,000,000	Houston Higher Education Finance Corporation Rev. (Rice University Project), 5.375% due 11/15/2029	Aaa	4,282,000
	7,500,000	Matagorda County Navigation District No. 1 Pollution Control Rev. (Central Power and Light Co. Project), 6.125% due 5/1/2030*	Aaa	7,764,375
Washington — 6.8%	4,795,000	Chelan County Public Utility District No. 1 Rev. (Chelan Hydro Consolidated System), 6.25% due 7/1/2017*	Aaa	5,107,634
	5,000,000	Chelan County Public Utility District No. 1 Rev. (Chelan Hydro Consolidated System), 6.35% due 7/1/2028*	Aaa	5,340,800
Total Municipal Bonds— 131.1%				202,270,010

__________
See footnotes on page 6.

Portfolio of Investments (unaudited)	September 30, 2005

Face State#	Amount	Municipal Bonds	Ratings‡	Value
		Short-Term Holdings
Florida — 2.5%	$3,900,000	Sarasota County Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037	VMIG 1	$ 3,900,000
Illinois — 5.3%	8,100,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital), VRDN, due 8/15/2026	VMIG 1	8,100,000
Masschusetts — 2.7%	4,000,000	Massachusetts Bay Transportation Authority General Transportation System Rev., 5.625% due 3/1/2026Ø	Aaa	4,086,400
Missouri — 0.4%	600,000	Missouri State Health and Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	600,000
Ohio— 1.9%	2,895,000	Cleveland Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021Ø	Aaa	2,973,947
Pennsylvania — 0.4%	600,000	Philadelphia Authority for Industrial Development Revenue Bonds (Regional Performing Arts Center Project), VRDN, due 6/1/2025	VMIG 1	600,000
South Carolina — 2.3%	3,620,000	Spartanburg County Health Services District, Inc. Hospital Rev., VRDN, due 4/15/2023	A-1+‡‡	3,620,000
Total Short-Term Holdings — 15.5%				23,880,347
Total Investments — 146.6%				226,150,357
Other Assets Less Liabilities — 2.0%				3,080,140
Preferred Shares Subject to Mandatory Redemption — (48.6%)				(75,000,000)
Net Assets — 100.0%				$154,230,497

__________
#
The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a per cent of net assets, which does not include the net assets attributable to Preferred Stock of the Fund.

*	Interest income earned from this security is subject to the federal alternative minimum tax.
†	Escrowed-to-maturity security.
Ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
‡
Credit ratings are primarily those issued by Moody's Investors Service, Inc. (“Moody’s”). Where Moody's ratings have not been assigned, ratings from Standard & Poor’s (“S&P”) were used (indicated by the symbol ‡‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

VRDN - (variable rate demand notes) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2005, the interest rates paid on these notes ranged from 1.92% to 2.25%.
Short-term holdings include securities with stated or effective maturity dates of less than one year.
The cost of investments for federal income tax purposes was $216,799,490. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $9,720,038 and $369,171, respectively.
Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Board of Directors

Robert B. Catell 2,3	Leroy C. Richie 1,3
Chairman, Chief Executive Officer and Director,	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
KeySpan Corporation	Director, Kerr-McGee Corporation

John R. Galvin 1,3
Dean Emeritus, Fletcher School of Law and	Robert L. Shafer 2,3
Diplomacy at Tufts University	Ambassador and Permanent Observer of the Sovereign
Military Order of Malta to the United Nations
Alice S. Ilchman 2,3
President Emerita, Sarah Lawrence College	James N. Whitson 1,3
Director, Jeannette K. Watson	Retired Executive Vice President and Chief Operating
Summer Fellowship	Officer, Sammons Enterprises, Inc.
Trustee, Committee for Economic Development	Director, CommScope, Inc.

Frank A. McPherson 2,3	Brian T. Zino
Retired Chairman of the Board and Chief Executive	Director and President, J. & W. Seligman & Co. Incorporated
Officer, Kerr-McGee Corporation	Chairman, Seligman Data Corp.
Director; ConocoPhillips	Director, ICI Mutual Insurance Company
Director, Integris Health	Member of the Board of Governors, Investment Company Institute

Betsy S. Michel 1,3	__________
Trustee, The Geraldine R. Dodge Foundation	Member: 1 Audit Committee
2 Director Nominating Committee
William C. Morris	3 Board Operations Committee
Chairman, J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.

Executive Officers

William C. Morris	Eileen A. Comerford	Thomas G. Rose
Chairman	Vice President	Vice President

Brian T. Zino	Eleanor T.M. Hoagland	Lawrence P. Vogel
President and Chief Executive Officer	Vice President and Chief Compliance Officer	Vice President and Treasurer

Thomas G. Moles	Audrey G. Kuchtyak	Frank J. Nasta
Executive Vice President	Vice President	Secretary

S E L I G M A N

S E L E C T

M U N I C I PA L
F U N D, I N C .

Third Quarter Report
September 30, 2005

Seligman Select Municipal Fund, Inc.
Managed by

J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864
www.seligman.com

Photo: Courtesy Michigan Travel Bureau

                   CESEL3c 9/05